SUPPLEMENT DATED JULY 1, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST

The sections entitled "EXPENSES" and "EXPENSE EXAMPLES" should be deleted in their entirety and replaced with the following for the JNL/Alger Growth Fund:

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------- ----------------------
                                                                                                      CLASS A
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Management/Administrative Fee*                                                                         0.80%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Estimated Distribution (12b-1) Expense**                                                               0.07%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
12b-1 Service Fee*                                                                                     0.20%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Other Expenses                                                                                         0.00%
---------------------------------------------------------------------------------------------- ----------------------
---------------------------------------------------------------------------------------------- ----------------------
Total Fund Annual Operating Expenses                                                                   1.07%
---------------------------------------------------------------------------------------------- ----------------------

*This fee reflects a reduction in the advisory fee that took place on July 1, 2004. Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                     CLASS A
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                                $109
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                               $340
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                               $590
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $1,306
------------------------------------------------------------------------------------------- -------------------------


The fees for JNL/Alger Growth Fund in the section entitled "MANAGEMENT FEE" should be deleted in their entirety and replaced with the following:

............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                              .70%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................

This Supplement is dated July 1, 2004.



(To be used with  VC3656  Rev.  05/04,  VC3657 Rev.  05/04,  VC3723  Rev.  5/04,
NV3174CE Rev. 05/04,  NV3784 Rev. 05/04,  VC4224 Rev. 05/04,  NV4224 Rev. 05/04,
VC5526 Rev. 05/04,  NV5526 Rev. 05/04,  FVC4224FT  5/04,  HR105 Rev. 05/04,  and
VC2440 Rev. 05/04.)

                                                                  V5840 7/04

                SUPPLEMENT DATED JULY 1, 2004 TO THE PROSPECTUS
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST

The sections entitled "EXPENSES" and "EXPENSE EXAMPLES" should be deleted in their entirety and replaced with the following for the JNL/Alger Growth Fund:

EXPENSES. The table below shows certain expenses you will incur as a Fund investor, either directly or indirectly.

SHAREHOLDER TRANSACTION EXPENSES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         MAXIMUM SALES LOAD IMPOSED ON PURCHASES                                NOT APPLICABLE
         MAXIMUM SALES LOAD IMPOSED ON REINVESTED DIVIDENDS                     NOT APPLICABLE
         DEFERRED SALES LOAD                                                    NOT APPLICABLE
         REDEMPTION FEE                                                         NOT APPLICABLE
         EXCHANGE FEE                                                           NOT APPLICABLE

---------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS
A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------- -----------------------
                                                                                                     CLASS B
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Management/Administrative Fee*                                                                        0.80%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Estimated Distribution (12b-1) Expense**                                                              0.07%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
12b-1 Service Fee*                                                                                    0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Other Expenses                                                                                        0.00%
--------------------------------------------------------------------------------------------- -----------------------
--------------------------------------------------------------------------------------------- -----------------------
Total Fund Annual Operating Expenses                                                                  0.87%
--------------------------------------------------------------------------------------------- -----------------------

*This fee reflects a reduction in the advisory fee that took place on July 1, 2004. Effective December 15, 2003, the Trust implemented the Rule 12b-1 fee for Class A shares as part of an amendment to the Trust's Brokerage Enhancement Plan. The Adviser reduced the Advisory Fee by 0.20%. Rule 12b-1 Service fees may not exceed 0.20% of average daily net assets attributable to Class A shares.

** As discussed under "Management of the Trust," the Trustees have adopted a Brokerage Enhancement Plan (the "Plan") in accord with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Fund. The distribution expense noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

EXPENSE EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the Contracts and the Separate Account, or the expenses of the Qualified Plan, whichever may be applicable. The table below shows the expenses you would pay on a $10,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period. This illustration is hypothetical and is not intended to be representative of past or future performance of the Fund. The example also assumes that the Fund operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------- -------------------------
EXPENSE EXAMPLE                                                                                     CLASS B
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
1 Year                                                                                                 $89
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
3 Years                                                                                               $278
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
5 Years                                                                                               $482
------------------------------------------------------------------------------------------- -------------------------
------------------------------------------------------------------------------------------- -------------------------
10 Years                                                                                            $1,073
------------------------------------------------------------------------------------------- -------------------------

p
The fees for JNL/Alger Growth Fund in the section entitled "MANAGEMENT FEE" should be deleted in their entirety and replaced with the following:

............................................... ................................... .................................
JNL/Alger Growth Fund                          $0 to $300 million                                              .70%
                                               $300 million to $500 million                                    .65%
                                               Over $500 million                                               .60%

............................................... ................................... .................................

This Supplement is dated July 1, 2004.



(To be used with VC5825 05/04 and NV5825 Rev. 5/04.)

                                                                   V5852 7/04

                 SUPPLEMENT DATED JULY 1, 2004 TO THE STATEMENT
                            OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2004

                               JNL(R) SERIES TRUST

On page 66, delete the fees for JNL/Alger Growth Fund in their entirety and replace them with the following:

  JNL/Alger Growth Fund................................        $0 to $300 million......................      .45%
                                                               $300 million to $500 million............      .40%
                                                               Over $500 million.......................      .35%


On page 84, the section entitled "Proxy Voting for Securities held by the Funds" should be deleted in its entirety and replaced with the following:

PROXY VOTING FOR SECURITIES HELD BY THE FUNDS. The Board of Trustees has adopted the proxy voting policy and procedure ("Trust Policy") of the Adviser, pursuant to which the Trustees have delegated proxy voting responsibility to the Adviser, and pursuant to which the Adviser has delegated proxy voting responsibility to each of the sub-advisers. The Trust has adopted each of the sub-adviser's proxy voting policies and procedures ("Policies"). The policies and procedures (or summaries) are attached to this SAI. The Trustees will review each Fund's proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Funds' Shareholders, the Adviser, or the sub-advisers, the sub-advisers will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board of Trustees, and a committee of the Board of Trustees with responsibility for proxy oversight will instruct the Adviser and the sub-adviser on the appropriate course of action.

The Policy is designed to promote accountability of a company's management to its shareholders and to align the interests of management with those shareholders. The sub-advisers generally review each matter on a case-by-case basis in order to make a determination of how to vote in a manner that best serves the interests of Fund shareholders. The sub-advisers may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweigh the benefits derived from exercising the right to vote. In addition, the sub-advisers will monitor situations that may result in a conflict of interest between the Funds' shareholders and the sub-advisers, or affiliate of the Funds. Information on the Funds' proxy voting policies and procedures and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30 will be available (1) on Jackson National Life Insurance Company's website at www.jnl.com or Jackson National Life Insurance Company of New York's website at www.jnlny.com, and (2) on the Securities and Exchange Commission's website at www.sec.gov.

This Supplement is dated July 1, 2004.

(To be used with V3180 Rev. 05/04)


                                                                   V5841 7/04